Short-term Investments	12 Months Ended
Dec. 31, 2016
Short-term Investments
Short-term Investments

6.Short-term Investments

As of December 31, 2015 and 2016, the Group’s short-term investments mainly consisted of held-to-maturity investments which are fixed-rate corporate bonds and financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2016, the effective yields of short-term investments ranged from 1.90% to 5.30% per annum (2015: 2.60% to 5.30% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2015
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities - fixed rate investments	153,522	—	153,522
Other short-term investments	4,859,977	—	4,859,977

	5,013,499	—	5,013,499

	December 31, 2016
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	11,582,116	—	11,582,116

	11,582,116	—	11,582,116

During the years ended December 31, 2014, 2015 and 2016, the Group recorded investment income related to short-term investments of RMB64.2 million, RMB143.1 million and RMB303.4 million in the consolidated statements of operations and comprehensive income, respectively.